Related party and employee transactions	12 Months Ended
Dec. 31, 2017
Related party and employee transactions [Abstract]
Related party and employee transactions
17.	Related party and employee transactions

(a)	Amounts due from related parties

	December 31, 2016	December 31, 2017
	US$	US$
Current:
Beijing Starry Sky Cinema Co., Ltd. (“Starry Sky”)	17,731,875	5,909,736
Beijing Aijieli Technology Development Co., Ltd.	-	12,889,735
Beijing Ruizhuo Xitou Technology Development Co., Ltd.	-	10,429,990
Beijing Ruizhuo Xichuang Technology Development Co., Ltd.	-	3,576,543
Chengdu Renju	-	35,199,433
Guangzhou Huanglong	-	38,934,992
Qingdao Huiju	-	18,721,643

Total current amounts due from related party	17,731,875	125,662,072

Non current:
Xinzheng Meihang Network Technology Co., Ltd.	-	24,665,944

Total	17,731,875	150,328,016

As of December 31, 2016, the balance due from Starry Sky is related to advances for operational needs without any fixed payments terms. This balance was unsecured, bears no interest, and was expected to be repaid in one year. As of December 31, 2017, the Company advanced US$5,869,138 of working capital funds to Starry Sky. Of the amount advanced, US$1,155,459 was in the form of unsecured interest bearing loans, which has no fixed payment terms and bears interest from 7.5% to 10%. Accrued interest amounted to US$40,598 as of December 31, 2017. The remaining advances are unsecured and bear no interest. Starry Sky repaid US$14,941,349 during the year ended December 31, 2017.

During the year ended December 31, 2016, the Group received full reimbursement of US$3.12 million relating to software technical services from Beijing Aijieli Technology Development Co., Ltd. (“Aijieli”). During the year ended December 31, 2016, the Group also made advances to Aijieli for its start-up needs amounting to US$4.35 million, which was repaid in full by Aijieli as of December 31, 2016. As of December 31, 2017, the balance due from Beijing Aijieli Technology Development Co., Ltd., Beijing Ruizhuo Xitou Technology Development Co., Ltd. (“Xitou”) and Beijing Ruizhuo Xichuang Technology Development Co., Ltd. (“Xichuang”) are related to advances for operational needs without any fixed payments terms. This balance is unsecured, bears no interest, and is expected to be repaid in one year. Aijieli, Xitou and Xichuang are companies owned by senior management members of the Company.

As of December 31, 2017, the balance due from Chengdu Renju (Note 7) is related to advances for operational needs without any fixed payments terms. This balance is unsecured, bears no interest, and is expected to be repaid in one year.

In 2017, the Company advanced US$38,260,231 of working capital funds to Guangzhou Huanglong (Note 7) in the form of an unsecured interest bearing loan with a three months payment term and bears interest at 17.5%. The advance has been repaid back to the Company as of December 31, 2017 with the accrued interest amounted to US$353,375. As of December 31, 2017, there is also a receivable amounting to US$321,386 related to construction services provided to Guangzhou Huanglong.

As of December 31, 2017, the balance due from Qingdao Huiju (Note 7) is related to advances for operational needs without any fixed payments terms. This balance is unsecured, bears no interest, and is expected to be repaid in one year.

Xinzheng Meihang Network Technology Co., Ltd. (“Meihang”) is the non-controlling shareholder of Zhengzhou Hangmei, one of the Company’s subsidiaries. As of December 31, 2017, the Company advanced US$24,100,060 of working capital funds to Meihang in the form of an unsecured interest bearing loan, which has a three year payment terms, and bears interest at 11.5%. Accrued interest amounted to US$565,884 as of December 31, 2017.

(b)	Amounts due to related party

	December 31, 2016	December 31, 2017
	US$	US$
Current:
Shenzhen Pingjia Investment Management Co., Ltd.	66,229,724	-
Suzhou Fuchao Enterprise Management Consulting Co., Ltd.	-	23,387,006
Nanjing Gold Pedestal Real Estate Development Co., Ltd.	-	23,388,992
Suzhou Country Garden Real Estate Development Co.,Ltd.	-	23,385,379
Taicang Guangyuan Real Estate Development Co., Ltd.	-	23,387,006
Suzhou Fuyi Enterprise Management Consulting Co., Ltd.	-	7,470,721
Suzhou Guozhan Commercial Plaza Development Co., Ltd.	-	7,470,721
Kunshan Shine Land Group Co., Ltd	-	7,470,721
Shanghai Cifi Enterprise Management Co., Ltd.	-	7,431,209
Shanghai Xinbi Real Estate Development Co., Ltd.	-	3,671,987
Changxing Xinbi Investment Management Partnership (limited partnership)	-	743,121
Foshan Shunde District Gongheng Investment Co., Ltd.	-	371,560

Total current amounts due to related party	66,229,724	128,178,423

Non current:
Xinzheng Meihang Network Technology Co., Ltd.	-	29,917,961

Total	66,229,724	158,096,384

Shenzhen Pingjia Investment Management Co., Ltd. (“Shenzhen Pingjia”) is the non-controlling interest shareholder of Zhengzhou Xinnan, one of the Company’s subsidiaries (Note 24). As of December 31, 2016, Shenzhen Pingjia advanced US$63,572,149 of working capital funds to Zhengzhou Xinnan that is expected to be repaid in one year. Of the amount advanced, US$24,086,781 was in the form of an unsecured interest bearing loan at an annual rate of 12% with no fixed payment term. The accrued interest amounted US$2,657,575 as of December 31, 2016. The remaining advances were unsecured and bore no interest. Shenzhen Pingjia repaid the entire outstanding balance during the year ended December 31, 2017.

On August 1, 2016, the Group entered into a sale and leaseback of shopping mall equipment agreement with Shenzhen Zhong An, which is an equity method investee of the Group (Note 12).

On November 10, 2016, the Group acquired 70% of Xinrock, a dormant company with no operations from a senior management member at nil consideration. The remaining 30% equity interest in Xinrock is held by key management personnel (Note 24).

On September 12, 2017, the Company sold 80% of its equity interest in Suzhou Wanzhuo to four non-affiliated passive investors, Suzhou Fuchao Enterprise Management Consulting Co., Ltd. (“Suzhou Fuchao”), Nanjing Gold Pedestal Real Estate Development Co., Ltd. (“Nanjing Gold Pedestal”), Suzhou Country Garden Real Estate Development Co., Ltd. (“Suzhou Country Garden”) and Taicang Guangyuan Real Estate Development Co., Ltd. (“Taicang Guangyuan”) for an aggregate cash consideration of US$23,687,327. Pursuant to the updated articles of association, the Company still exercises control over the relevant principal activities of Suzhou Wanzhuo and therefore, continues to consolidate it in its financial statements. As of December 31, 2017, Suzhou Fuchao, Nanjing Gold Pedestal, Suzhou Country Garden and Taicang Guangyuan advanced US$92,231,041 of working capital funds in aggregate to Suzhou Wanzhuo in the form of an unsecured interest bearing loan, which has no fixed payment terms, and bears an annual interest at 4.25%. Accrued interest amounted to US$1,317,340 as of December 31, 2017, respectively.

On December 1, 2017, the Company together with seven other non-affiliated companies, Suzhou Fuyi Enterprise Management Consulting Co., Ltd. (“Suzhou Fuyi”), Suzhou Guozhan Commercial Plaza Development Co., Ltd. (“Suzhou Guozhan”), Kunshan Shine Land Group Co., Ltd. (“Kunshan Shine”), Shanghai Cifi Enterprise Management Co., Ltd. (“Shanghai Cifi”), Shanghai Xinbi Real Estate Development Co., Ltd. (“Shanghai Xinbi”), Changxing Xinbi Investment Management Partnership (limited partnership) (“Changxing Xinbi”), Foshan Shunde District Gongheng Investment Co., Ltd. (“Foshan Shunde”), acquired 100% of Taicang Pengchi for an aggregate cash consideration of US$5,222,594. The Company accounted for the acquisition of Taicang Pengchi as an asset acquisition because the only asset of Taicang Pengchi is the land. Pursuant to the articles of association, the Company exercises control over the relevant significant activities of Taicang Pengchi and therefore, consolidates it in its financial statements. As of December 31, 2017, Suzhou Fuyi, Suzhou Guozhan, Kunshan Shine, Shanghai Cifi, Shanghai Xinbi, Changxing Xinbi, Foshan Shunde advanced US$34,630,042 in aggregate of working capital funds to Taicang Pengchi in the form of an unsecured interest bearing loan, which has no fixed payment terms, and bears interest at the PBOC demand deposit interest rate. The advance was received by the Company close to year end resulting in immaterial accrued interest as of December 31, 2017.

Meihang is the non-controlling shareholder of Zhengzhou Hangmei, one of the Company’s subsidiaries. As of December 31, 2017, Meihang advanced US$28,968,446 of working capital funds to Zhengzhou Hangmei in the form of an unsecured interest (10%) bearing loan with a three year payment term. Accrued interest amounted to US$949,515 as of December 31, 2017.

(c)	Amounts due from employees

	December 31, 2016	December 31, 2017
	US$	US$
Advances to employees	620,462	2,174,302

The balance represents cash advances to employees for traveling expenses and other expenses. The balances are unsecured, bear no interest and have no fixed payment terms.

(d)	Others

On June 28, 2016, the Group sold 6% of its equity interest in Xinyuan Service to key management personnel (Note 24) for US$506,696, which was based on an appraised value by an independent valuer.

On November 10, 2016, the Group sold 21.05% of its equity interest in Shanghai Hexinli (Note 24), a dormant company with no operations to key management personnel for US$337,344, calculated by multiplying the percentage sold with Shanghai Hexinli’s paid-in capital.

On July 31, 2017, the Company sold 1.33% of the equity interest in Kunshan Xinyuan to key management personnel for a total consideration of US$1,256,909. According to the equity transfer agreement, the Company is obligated to repurchase the equity interest back from management. Therefore, the non-controlling interest is mandatorily redeemable and is accounted for as a liability.

On June 15, 2017, Xinyuan China, the Group’s related parties, and a third party signed a partnership agreement to form a limited partnership, Beijing Future Xinruifeng Science and Technology Development Center (Limited Partnership) (“Xinruifeng”). The related parties that are partners of Xinruifeng comprise of (i) senior management members; and (ii) Beijing Xinyuan Future Investment Management Co., Ltd. (“Xinyuan Future”), which is also owned by one senior management member of the Company. The third party and the related parties are general partners of Xinruifeng whereas Xinyuan China is a limited partner.

Pursuant to the framework agreement signed in June 2017 by Xinruifeng and Xinyuan China, both parties agreed to invest a total of RMB30 million in Xitou. After the completion of the arrangement, Xinruifeng and Xinyuan China will own 66.67% and 33.33% equity interest of Xitou, respectively. The arrangement will be completed with two steps that form a single transaction designed to achieve an overall commercial effect, 1) Xinyuan China will acquire 100% equity interest of Xitou for nil consideration (“Step one”); and 2) Xinruifeng will inject a capital of RMB20 million and acquire 66.67% equity interest of Xitou, and Xinyuan China will invest RMB10 million and obtain 33.33% of equity interest of Xitou (“Step two”). These two steps are inseparable and the acquisition of Xitou will be completed only after both of these two steps are completed. As of December 31, 2017, Step two is still in process. Considering Step one and Step two were entered into at the same time and in contemplation of one another, the Xitou transaction is not considered completed for accounting purposes.

Pursuant to the framework agreement signed in June 2017 by Beijing Future Xinhujin Science and Technology Development Center (Limited Partnership) (“Xinhujin”), owned by a senior management member of the Company, and Xinyuan China, both parties agreed to invest a total of RMB30 million in Xichuang. After the completion of the arrangement, Xinhujin and Xinyuan China will own 66.67% and 33.33% equity interest of Xichuang, respectively. The arrangement will be completed with two steps that form a single transaction designed to achieve an overall commercial effect, 1) Xinyuan China will acquire 100% equity interest of Xichuang for nil consideration (“Step one”); and 2) Xinhujin will inject capital of RMB20 million to Xichuang and acquire 66.67% equity interest of Xichuang, and Xinyuan China will invest RMB10 million and obtain 33.33% of equity interest of Xichuang (“Step two”). These two steps are inseparable and the acquisition of Xichuang will be completed only after both of these two steps are completed. As of December 31, 2017, the Xichuang transaction has not been completed since Step two is still in process. Considering both Step one and Step two were entered into at the same time and in contemplation of one another, the Xichuang transaction is not considered completed for accounting purposes.

Pursuant to the framework agreement signed in June 2017 by Beijing Future Xinzhihui Science and Technology Development Center (Limited Partnership) (“Xinzhihui”), owned by a senior management member of the Company, and Xinyuan China, both parties agreed to invest a total of RMB40 million in Aijieli. After the completion of the arrangement, Xinzhihui and Xinyuan China will own 75% and 25% equity interest of Aijieli, respectively. The acquisition will be completed with two steps that form a single transaction designed to achieve an overall commercial effect, 1) Xinyuan China will acquire 100% equity interest of Aijieli for nil consideration (“Step one”); and 2) Xinzhihui will inject a capital of RMB30 million and acquire 75% equity interest of Aijieli, and Xinyuan China will invest RMB10 million and obtain 25% of equity interest of Aijieli (“Step two”). These two steps are inseparable and the acquisition of Aijieli will be completed only after both of these two steps are completed. As of December 31, 2017, the Aijieli transaction has not been completed since Step two is still in process. Considering both Step one and Step two were entered into at the same time and in contemplation of one another, the Aijieli transaction is not considered completed for accounting purposes.

On June 24, 2017, Beijing Wanzhong, one of the Company’s subsidiaries, invested US$2,142,573 in the Xin Future No.1 Private Equity Fund. The fund is operated by Beijing Xinyuan Future Investment Management Limited, an investment company controlled by the Company’s key management personnel. Management accounted for this investment at fair value using the net asset value practical expedient and classified the investment as trading securities (Note 3). The Company can redeem its investment on the last trading day of each quarter by providing written notice in advance.

The Company owns 51% and 49% (Note 24) of Beijing Xinju, respectively. On November 10, 2017, the Group transferred 100% equity interest of its wholly-owned subsidiary, Juzhouyun to Beijing Xinju for US$1,530,409, which approximated the carrying amount of Juzhouyun on the transfer date. As the Company did not lose control over Juzhouyun, the Company accounted for this transfer as an equity transaction.

For the year ended December 31, 2017, total directors’ remuneration amounted to US$10,634,720 (2015: US$8,549,672; 2016: US$10,295,641).

All other related party transactions have been disclosed in Notes 1, 8 and 12.